THE COMPANY AND A SUMMARY OF ITS SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
THE COMPANY AND A SUMMARY OF ITS SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive common stock equivalents were excluded from the calculation of diluted loss per share as follows

	Six Months Ended
	June 30,
	2016	2015
Stock options	128,870	110,714
Warrants	327,575	327,955
Restricted stock units	28,969	36,234
Total	485,414	474,903

	Years Ended
	December 31,
	2015	2014
Stock options	1,451,298	740,954
Warrants	4,585,644	4,587,359
Restricted stock units	479,476	641,834
Total	6,516,418	5,970,147